Revenues	12 Months Ended
Jun. 30, 2018
Revenue [abstract]
Revenues
22.	Revenues

	June 30, 2018	June 30, 2017	June 30, 2016
Income from communication services	14,392	11,958	4,956
Rental and services income	10,671	8,537	5,197
Sale of communication equipment	4,955	4,006	1,844
Sale of trading properties and developments	1,818	1,454	191
Revenue from hotel operation and tourism services	1,040	766	557
Other revenues	212	283	171
Total Group’s revenues	33,088	27,004	12,916